Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Major components of tax expense (income) [abstract]
Deferred tax liabilities: Excess of accounting value of short-term investments over tax value	$ 0	$ (346)
Deferred tax liabilities: Excess of accounting value of royalties over tax value	(3,513)	(1,642)
Deferred tax liabilities: Other deferred tax liabilities	(51)	(191)
Deferred tax assets: Non-capital losses carry-forward	3,082	1,089
Deferred tax assets: Financing costs	482	1,090
Deferred income tax liabilities, net	$ 0	$ 0